                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-09116
                                                    -----------------------

                             Van Wagoner Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Elyce Dilworth
                        3 Embarcadero Center, Suite 1120
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 415-835-5000
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC]

SEMI-ANNUAL
REPORT
JUNE 30, 2005
(UNAUDITED)

SMALL-CAP GROWTH FUND
GROWTH OPPORTUNITIES FUND
EMERGING GROWTH FUND

[VANWAGONER FUNDS LOGO]

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.


Van Wagoner Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

VAN WAGONER FUNDS SEMI-ANNUAL REPORT

DEAR FELLOW SHAREHOLDERS:

During the first six months of 2005, the nation experienced the same issues we had in 2004--rising energy prices, continued turmoil in the Middle East and the Fed continuing to raise rates. The first quarter was a tough one for the market with the major indices, and the Van Wagoner Funds, posting negative returns. First quarter earnings results were simply "ok". In the second quarter, the market began to pick up, despite the macroeconomic issues, and ended the period with most indices in positive territory for the quarter, although many were still negative year to date.

Looking solely at the economic figures released by the government, one would think that the economy is in pretty good shape. GDP is growing steadily, consumer spending remains healthy, inflation is in check and productivity is on the rise. On the other hand, personal income growth has been relatively flat and unemployment is still very high, which is the reason for high productivity figures. There are fewer workers putting out more goods, which causes productivity per worker to rise. We're still seeing layoffs coming from major corporations, jobs being outsourced overseas and a steady decline in the number of white-collar jobs available. Although we have seen some job growth, the debate has been "Are they quality/good jobs?" Unfortunately, in the employment arena, we believe we could see this trend continuing for many, many years in the future as we enter a new era of the economy and a new cycle of growth for the United States.

At the heart of the question "Why aren't the markets performing better?" lie two key issues--energy prices and the Fed rate increases. The energy issue is all about rising oil prices and their dampening effect on the overall economy. Price increases are something we simply do not have any control over yet we have no choice but to be a consumer of energy. Our lives depend on it. Increasing energy prices coupled with gloomy employment prospects and a low income growth picture simply mean we have less money to spend.

Recently, energy prices rose yet again and there was hope in the market that the price increase would eventually slow down the economy, causing the Fed to stop raising rates. The next Fed meetings are in September and November, where the consensus is that we'll see additional rate increases. The end of the Fed rate increase cycle is anyone's guess. So far, we've experienced ten increases in this cycle since 2004. To further complicate the issue, Alan Greenspan, Chairman of the Federal Reserve, is set to retire in January 2006. The Fed, and whoever materializes as its new Chairman next year, will be caught in a painful quandary. If they continue to raise rates, we could suffer from a slowing economy, a bursting real estate bubble, job losses and unhappy citizens. If they don't raise rates, inflation may spiral out of control taking the dollar with it.

What's working in the marketplace right now? We've seen technology go around in a big circle with some increases, then giving those right back with declines. The Internet sector has been doing quite well and we hold some investments in Google(1), Yahoo(2) and some other select Internet stocks. Health care has done very, very well. We've had roughly a 30% investment throughout the Funds in the health care sector during the year. We have maintained our investment in select consumer and retail stocks as well. During the second quarter, we moved out of our oil and gas holdings after we saw oil hit our high target of $60 per barrel. There may be more upside potential, but we took our gains and sold our positions. Overall, our sector allocation hasn't changed significantly over the last six months. The portfolios have remained fairly diversified with no one position over 4%.

We're seeing an interesting phenomenon in the Russell 1000 and 2000 growth indices. Many funds manage to the indices so stocks in those indices tend to perform since there is so much demand to match or beat the index. Stocks that are not in a major index experience very low volume and virtually no demand or price appreciation. The smaller cap, niche companies--the ones we invest in--are just not performing despite increasing earnings growth, solid businesses and great products and services. In a rising interest rate cycle, the smaller, more illiquid companies tend to suffer the most. One of the main reasons we have done poorly is that these are the types of companies we own. In the first quarter, we did not own large companies in the major indices. But during the second quarter, we did acquire some larger, more liquid companies that are in the major indices and they have performed well. Our top holdings are the smaller niche companies discussed. These are companies that represent extremely good value. Traditionally when the Fed has stopped raising rates, these are the types of companies that have outperformed. If history holds true, we should have a period where our stocks perform well--much better than they have recently.

The Van Wagoner Funds have underperformed the market and their benchmark indices over the last year and a half. We invest in an extremely volatile part of the market, one that has a significant risk/reward relationship. Every day we thoroughly review our entire portfolios and analyze the top and bottom performers. We're working hard to not only research new investment opportunities, but also to make sure that our current portfolios hold solid companies. We are much more diversified than we have been in the past so when our top holdings perform very well, that performance is more muted. Despite our poor performance, we do believe that we have performed better with our current diversified allocation compared to the allocation we had at the end of 2004 when we were heavily invested in technology. We don't plan on making any significant changes to our allocation. If we were sure the Fed was done raising interest rates in a few months, we might begin to move a bit more into technology. But overall we are pleased with our diversification.

We thank you for your continued support and look forward to better performance ahead.

Sincerely,


/s/ Garrett R. Van Wagoner

Garrett R. Van Wagoner
Portfolio Manager
Van Wagoner Capital Management, Inc.

----------
(1) Google, Inc. represented 1.45% of the Emerging Growth Fund's net assets as of June 30, 2005.
(2) Yahoo!, Inc. represented 1.20% of the Emerging Growth Fund's net assets as of June 30, 2005.

VAN WAGONER FUNDS PORTFOLIO HOLDINGS SUMMARY

SECTOR WEIGHTINGS (UNAUDITED)

As of June 30, 2005, the Van Wagoner Funds' portfolios were invested in the following sectors:

SMALL-CAP GROWTH FUND

COMMON STOCKS

  Health Care Products                          24.15%
  Telecommunication Products                    13.93
  Technology Semiconductors                     12.99
  Consumer Cyclical                              9.50
  Health Care Services                           8.18
  Technology Software                            6.04
  Telecommunication Services                     5.21
  Commercial Services                            4.26
  Leisure/Entertainment                          2.96
  Industrials                                    2.03
  Technology Hardware                            1.74
  Consumer Staples                               1.70
  Aerospace Defense                              1.61
  Energy - Alternative                           1.53
PUT OPTIONS                                      0.35
SHORT-TERM INVESTMENTS                           3.82
                                               ------
TOTAL                                          100.00%

GROWTH OPPORTUNITIES FUND

COMMON STOCKS

  Health Care Products                          27.92%
  Telecommunication Products                    12.34
  Health Care Services                           9.47
  Consumer Cyclical                              9.46
  Technology Semiconductors                      8.51
  Technology Software                            6.98
  Commercial Services                            5.37
  Technology Hardware                            2.21
  Leisure/Entertainment                          2.08
  Energy - Alternative                           1.80
  Industrials                                    1.14
  Consumer Staples                               1.10
  Transportation                                 1.04
  Telecommunication Services                     0.67
PUT OPTIONS                                      0.34
SHORT-TERM INVESTMENTS                           9.57
                                               ------
TOTAL                                          100.00%

EMERGING GROWTH FUND

COMMON STOCKS

  Health Care Products                          22.83%
  Telecommunication Products                    15.73
  Technology Semiconductors                     14.50
  Technology Software                           11.65
  Consumer Cyclical                              9.20
  Commercial Services                            5.12
  Health Care Services                           4.84
  Technology Hardware                            3.70
  Energy - Alternative                           2.67
  Leisure/Entertainment                          2.30
  Transportation                                 1.21
  Aerospace Defense                              1.19
PUT OPTIONS                                      0.41
SHORT-TERM INVESTMENTS                           4.65
                                               ------
TOTAL                                          100.00%

As a percentage of total investments as of June 30, 2005. Holdings are subject to change.

VAN WAGONER FUNDS EXPENSES

Expense Example

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

EXAMPLE

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DISCLOSURE OF FUND EXPENSES      FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE

                                  BEGINNING      ENDING                       EXPENSES
                                   ACCOUNT      ACCOUNT      ANNUALIZED         PAID
                                    VALUE        VALUE        EXPENSE          DURING
                                   1/1/2005    6/30/2005       RATIO          PERIOD*
                                  ----------   ----------   ------------     ----------
SMALL-CAP GROWTH FUND

Actual Fund Return                $ 1,000.00   $   886.00           3.37%    $    15.76
Hypothetical 5% Return            $ 1,000.00   $ 1,007.88           3.37%    $    16.92

GROWTH OPPORTUNITIES FUND

Actual Fund Return                $ 1,000.00   $   886.90           4.99%    $    23.35
Hypothetical 5% Return            $ 1,000.00   $   999.75           4.99%    $    25.05

EMERGING GROWTH FUND

Actual Fund Return                $ 1,000.00   $   805.20           3.48%    $    15.58
Hypothetical 5% Return            $ 1,000.00   $ 1,007.33           3.48%    $    17.47

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER SMALL-CAP GROWTH FUND JUNE 30, 2005 (UNAUDITED)

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS 95.40%

                   AEROSPACE - DEFENSE
                   EQUIPMENT 1.60%
         20,000    BE Aerospace, Inc.*                              $       312,600
                                                                    ---------------
                   APPLICATIONS SOFTWARE 1.08%
         20,000    MapInfo Corp.*                                           210,200
                                                                    ---------------
                   BUILDING - MAINTENANCE &
                   SERVICE 1.03%
         10,000    Healthcare Services Group, Inc.                          200,800
                                                                    ---------------
                   CASINO SERVICES 2.01%
         15,000    Alliance Gaming Corp.*                                   210,300
          6,500    Shuffle Master, Inc.*                                    182,195
                                                                    ---------------
                                                                            392,495
                                                                    ---------------

                   CELLULAR
                   TELECOMMUNICATIONS 2.55%
         15,000    Centennial Communications Corp.*                         208,200
         50,000    US Unwired, Inc.*                                        291,000
                                                                    ---------------
                                                                            499,200
                                                                    ---------------

                   COMPUTER AIDED DESIGN 0.91%
          5,000    ANSYS, Inc.*                                             177,550
                                                                    ---------------

                   CONSUMER PRODUCTS -
                   MISCELLANEOUS 2.68%
          6,000    Central Garden & Pet Co.*                                294,720
         10,000    CNS, Inc.                                                228,500
                                                                    ---------------
                                                                            523,220
                                                                    ---------------

                   DATA PROCESSING/
                   MANAGEMENT 1.04%
         75,000    Intellisync Corp.*                                       203,250
                                                                    ---------------

                   DIAGNOSTIC EQUIPMENT 1.51%
         75,000    Orthovita, Inc.*                                         294,750
                                                                    ---------------

                   DISPOSABLE MEDICAL
                   PRODUCTS 1.61%
         25,000    Medicore, Inc.*                                          314,750
                                                                    ---------------

                   E-COMMERCE/PRODUCTS 0.96%
         10,000    Stamps.com, Inc.*                                        187,500
                                                                    ---------------

                   ELECTRONIC COMPONENTS -
                   MISCELLANEOUS 2.78%
         35,000    California Micro Devices Corp.*                  $       198,800
        425,000    StockerYale, Inc.*                                       344,250
                                                                    ---------------
                                                                            543,050
                                                                    ---------------

                   ELECTRONIC COMPONENTS -
                   SEMICONDUCTORS 7.22%
         55,000    EMCORE Corp.*                                            227,150
         50,000    Kopin Corp.*                                             255,000
         12,500    NetLogic Microsystems, Inc.*                             221,625
         25,000    PLX Technology, Inc.*                                    254,000
         27,500    STATS ChipPAC Ltd. ADR*                                  195,800
        125,000    TranSwitch Corp.*                                        256,250
                                                                    ---------------
                                                                          1,409,825
                                                                    ---------------

                   E-MARKETING/INFORMATION 1.95%
         50,000    24/7 Real Media, Inc.*                                   204,500
         10,000    aQuantive, Inc.*                                         177,200
                                                                    ---------------
                                                                            381,700
                                                                    ---------------

                   ENTERPRISE SOFTWARE/
                   SERVICES 3.07%
         12,500    Emageon, Inc.*                                           175,125
         75,000    Micromuse, Inc.*                                         424,500
                                                                    ---------------
                                                                            599,625
                                                                    ---------------

                   HOTELS & MOTELS 2.39%
          3,500    Choice Hotels International, Inc.                        229,950
          7,500    Orient-Express Hotels Ltd.                               237,525
                                                                    ---------------
                                                                            467,475
                                                                    ---------------

                   INTERNET APPLICATION
                   SOFTWARE 1.73%
        130,000    Tumbleweed Communications Corp.*                         338,000
                                                                    ---------------

                   INTERNET CONNECTIVITY
                   SERVICES 2.63%
        620,000    Internap Network Services Corp.*                         291,400
         35,000    Redback Networks, Inc.*                                  223,300
                                                                    ---------------
                                                                            514,700
                                                                    ---------------

                   INTERNET INFRASTRUCTURE
                   SOFTWARE 1.25%
         50,000    Plumtree Software, Inc.*                                 243,500
                                                                    ---------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
                   LASERS - SYSTEM
                   COMPONENTS 0.92%
          5,000    Coherent, Inc.*                                  $       180,050
                                                                    ---------------

                   LOTTERY SERVICES 0.94%
        238,200    WinWin Gaming, Inc.*                                     183,414
                                                                    ---------------

                   MEDICAL - BIOMEDICAL/
                   GENETICS 1.23%
         10,000    Crucell NV ADR*                                          240,100
                                                                    ---------------

                   MEDICAL - DRUGS 1.30%
         50,000    DURECT Corp.*                                            254,500
                                                                    ---------------

                   MEDICAL - HMO 2.37%
          3,000    Sierra Health Services, Inc.*                            214,380
          7,000    WellCare Health Plans, Inc.*                             248,570
                                                                    ---------------
                                                                            462,950
                                                                    ---------------

                   MEDICAL - HOSPITALS 2.53%
         10,000    Horizon Health Corp.*                                    233,900
          5,000    United Surgical Partners
                     International, Inc.*                                   260,400
                                                                    ---------------
                                                                            494,300
                                                                    ---------------

                   MEDICAL - OUTPATIENT/HOME
                   MEDICAL CARE 3.56%
        113,430    Continucare Corp.*                                       277,904
         25,000    NovaMed, Inc.*                                           151,750
         10,000    Radiation Therapy Services, Inc.*                        265,500
                                                                    ---------------
                                                                            695,154
                                                                    ---------------

                   MEDICAL INSTRUMENTS 2.48%
         20,000    Natus Medical, Inc.*                                     225,000
          6,000    SurModics, Inc.*                                         260,220
                                                                    ---------------
                                                                            485,220
                                                                    ---------------

                   MEDICAL LASER SYSTEMS 1.00%
         10,000    IntraLase Corp.*                                         196,200
                                                                    ---------------

                   MEDICAL PRODUCTS 5.45%
        125,000    ATS Medical, Inc.*                                       436,250
          5,000    Cyberonics, Inc.*                                        216,950
         15,000    HealthTronics, Inc.*                                     194,850
          5,000    Vital Signs, Inc.                                        216,600
                                                                    ---------------
                                                                          1,064,650
                                                                    ---------------

                   MISCELLANEOUS -
                   MANUFACTURER 0.99%
        225,000    Samsonite Corp.*                                 $       193,500
                                                                    ---------------

                   PATIENT MONITORING
                   EQUIPMENT 3.68%
          7,500    Aspect Medical Systems, Inc.*                            223,050
        146,448    Medwave, Inc.*                                           494,994
                                                                    ---------------
                                                                            718,044
                                                                    ---------------

                   PHYSICIANS PRACTICE
                   MANAGEMENT 1.30%
          6,000    American Healthways, Inc.*                               253,620
                                                                    ---------------

                   POWER CONVERSION/SUPPLY
                   EQUIPMENT 1.52%
        125,000    Beacon Power Corp.*                                      128,750
         40,000    Distributed Energy Systems Corp.*                        168,400
                                                                    ---------------
                                                                            297,150
                                                                    ---------------

                   RESEARCH & DEVELOPMENT 3.86%
         15,000    Albany Molecular Research, Inc.*                         210,000
          8,000    PRA International*                                       214,240
         20,000    Senomyx, Inc.*                                           330,200
                                                                    ---------------
                                                                            754,440
                                                                    ---------------

                   RETAIL - APPAREL/SHOES 3.56%
          3,000    Abercrombie & Fitch Co.                                  206,100
          6,000    The Men's Wearhouse, Inc.*                               206,580
          5,000    Urban Outfitters, Inc.*                                  283,450
                                                                    ---------------
                                                                            696,130
                                                                    ---------------

                   RETAIL - MISCELLANEOUS
                   DIVERSIFIED 0.83%
         92,400    HearUSA, Inc.*                                           161,700
                                                                    ---------------

                   RETIREMENT/AGED CARE 1.12%
         15,000    American Retirement Corp.*                               219,300
                                                                    ---------------

                   SCHOOLS - DAY CARE 1.25%
          6,000    Bright Horizons Family Solutions, Inc.*                  244,320
                                                                    ---------------

                   SEMICONDUCTOR COMPONENTS -
                   INTEGRATED CIRCUITS 1.98%
        225,000    WJ Communications, Inc.*                                 387,000
                                                                    ---------------

NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------
                   SEMICONDUCTOR EQUIPMENT 0.95%
         25,000    Ultra Clean Holdings, Inc.*                      $       186,250
                                                                    ---------------

                   TELECOMMUNICATION
                   EQUIPMENT 8.85%
         25,000    Arris Group, Inc.*                                       217,750
        153,900    Axesstel, Inc.*                                          527,877
          6,000    Comtech Telecommunications Corp.*                        195,780
         75,000    NMS Communications Corp.*                                214,500
        280,000    Sunrise Telecom, Inc.                                    574,000
                                                                    ---------------
                                                                          1,729,907
                                                                    ---------------

                   TELECOMMUNICATION EQUIPMENT -
                   FIBER OPTICS 1.67%
         75,000    EXFO Electro-Optical
                     Engineering, Inc.*                                     325,500
                                                                    ---------------

                   THERAPEUTICS 0.88%
         15,000    Anika Therapeutics, Inc.*                                172,350
                                                                    ---------------

                   WIRELESS EQUIPMENT 1.18%
         22,500    Powerwave Technologies, Inc.*                            229,950
                                                                    ---------------

                   TOTAL COMMON STOCKS
                   (Cost $17,033,455)                                    18,639,889
                                                                    ---------------

NUMBER
OF CONTRACTS                                                                  VALUE
------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED 0.34%

            500    Spyder Trust Series, expires
                     8/20/05, exercise price $118                   $        67,500
                                                                    ---------------

                   TOTAL PUT OPTIONS PURCHASED
                   (Cost $69,000)                                            67,500
                                                                    ---------------

SHORT-TERM INVESTMENT 3.81%

                   PNC Bank Money Market Account                            743,662
                                                                    ---------------

                   TOTAL SHORT-TERM INVESTMENT
                   (Cost $743,662)                                          743,662
                                                                    ---------------

                   TOTAL INVESTMENTS 99.55%
                   (Cost $17,846,117)                                    19,451,051
                                                                    ---------------
                   Other Assets in Excess of
                   Liabilities 0.45%                                         87,932
                                                                    ---------------

NET ASSETS 100.00%                                                  $    19,538,983
                                                                    ===============

*    Non-income producing
ADR  American-Depository Receipt

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER GROWTH OPPORTUNITIES FUND JUNE 30, 2005 (UNAUDITED)

NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------
COMMON STOCKS 95.80%

                   ADVERTISING SERVICES 1.41%
          3,500    Getty Images, Inc.*                              $       259,910
                                                                    ---------------

                   AIRLINES 1.11%
         10,000    JetBlue Airways Corp.*                                   204,400
                                                                    ---------------

                   APPAREL MANUFACTURERS 3.68%
          6,000    Coach, Inc.*                                             201,420
          7,500    Phillips-Van Heusen Corp.                                245,175
         10,000    The Warnaco Group, Inc.*                                 232,500
                                                                    ---------------
                                                                            679,095
                                                                    ---------------

                   BEVERAGES - WINE/SPIRITS 1.15%
          3,500    Brown-Forman Corp.                                       211,610
                                                                    ---------------

                   CASINO HOTELS 0.97%
          3,500    Boyd Gaming Corp.                                        178,955
                                                                    ---------------

                   CASINO SERVICES 1.24%
          8,500    Scientific Games Corp.*                                  228,905
                                                                    ---------------

                   COMPUTERS - INTEGRATED
                   SYSTEMS 1.12%
          6,000    Intergraph Corp.*                                        206,760
                                                                    ---------------

                   COMPUTERS - MEMORY
                   DEVICES 1.12%
         15,000    EMC Corp.*                                               205,650
                                                                    ---------------

                   CONSULTING SERVICES 1.32%
          5,000    The Advisory Board Co.*                                  243,700
                                                                    ---------------

                   COSMETICS & TOILETRIES 1.12%
          5,000    Chattem, Inc.*                                           207,000
                                                                    ---------------

                   DIALYSIS CENTERS 2.54%
          5,000    DaVita, Inc.*                                            227,400
          8,500    Fresenius Medical Care AG ADR                            241,825
                                                                    ---------------
                                                                            469,225
                                                                    ---------------

                   DRUG DELIVERY SYSTEMS 2.50%
          6,500    Hospira, Inc.*                                           253,500
         12,500    I-Flow Corp.*                                            208,000
                                                                    ---------------
                                                                            461,500
                                                                    ---------------

                   E-COMMERCE/SERVICES 0.45%
          2,500    eBay, Inc.*                                      $        82,525
                                                                    ---------------

                   ELECTRONIC COMPONENTS -
                   MISCELLANEOUS 0.44%
        100,000    StockerYale, Inc.*                                        81,000
                                                                    ---------------

                   ELECTRONIC COMPONENTS -
                   SEMICONDUCTORS 3.10%
         30,000    ARM Holdings plc ADR                                     184,200
          5,000    Broadcom Corp.*                                          177,550
         10,000    Freescale Semiconductor, Inc.*                           210,100
                                                                    ---------------
                                                                            571,850
                                                                    ---------------

                   E-MARKETING/INFORMATION 1.00%
         15,000    ValueClick, Inc.*                                        184,950
                                                                    ---------------

                   ENERGY - ALTERNATIVE SOURCES 0.83%
         15,000    FuelCell Energy, Inc.*                                   153,150
                                                                    ---------------

                   ENTERPRISE SOFTWARE/
                   SERVICES 1.02%
         22,500    Informatica Corp.*                                       188,775
                                                                    ---------------

                   E-SERVICES/CONSULTING 0.97%
          7,500    Digital Insight Corp.*                                   179,400
                                                                    ---------------

                   HOTELS & MOTELS 0.63%
         12,500    La Quinta Corp.*                                         116,625
                                                                    ---------------

                   IDENTIFICATION SYSTEMS/
                   DEVELOPMENT 1.01%
          6,500    Cogent, Inc.*                                            185,575
                                                                    ---------------

                   INSTRUMENTS - SCIENTIFIC 1.23%
          3,500    Fisher Scientific International, Inc.*                   227,150
                                                                    ---------------

                   INTERNET CONNECTIVITY
                   SERVICES 0.71%
        280,000    Internap Network Services Corp.*                         131,600
                                                                    ---------------

                   INTERNET INFRASTRUCTURE
                   SOFTWARE 2.29%
         15,000    Akamai Technologies, Inc.*                               196,950
         12,500    RADWARE Ltd.*                                            226,000
                                                                    ---------------
                                                                            422,950
                                                                    ---------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                     VALUE
------------------------------------------------------------------------------------
                   INTERNET SECURITY 3.66%
          5,000    CheckFree Corp.*                                 $       170,300
         10,000    Symantec Corp.*                                          217,400
         10,000    VeriSign, Inc.*                                          287,600
                                                                    ---------------
                                                                            675,300
                                                                    ---------------

                   LIFE/HEALTH INSURANCE 1.16%
          2,000    Cigna Corp.                                              214,060
                                                                    ---------------

                   MACHINERY - THERMAL
                   PROCESSING 1.08%
         25,000    Global Power Equipment
                     Group, Inc.*                                           198,750
                                                                    ---------------

                   MEDICAL - BIOMEDICAL/
                   GENETICS 1.17%
          4,000    Affymetrix, Inc.*                                        215,720
                                                                    ---------------

                   MEDICAL - DRUGS 2.21%
         10,000    First Horizon Pharmaceutical Corp.*                      190,400
         10,000    Idenix Pharmaceuticals, Inc.*                            216,800
                                                                    ---------------
                                                                            407,200
                                                                    ---------------
                   MEDICAL - GENERIC DRUGS 1.17%
         10,000    IVAX Corp.*                                              215,000
                                                                    ---------------

                   MEDICAL - HMO 4.52%
          5,000    Humana, Inc.*                                            198,700
          3,500    UnitedHealth Group, Inc.                                 182,490
          3,500    WellChoice, Inc.*                                        243,145
          3,000    WellPoint, Inc.*                                         208,920
                                                                    ---------------
                                                                            833,255
                                                                    ---------------

                   MEDICAL - HOSPITALS 6.15%
          6,000    Community Health Systems, Inc.*                          226,740
          5,000    LifePoint Hospitals, Inc.*                               252,600
          9,000    Symbion, Inc.*                                           214,650
          3,500    Triad Hospitals, Inc.*                                   191,240
          4,000    Universal Health Services, Inc.                          248,720
                                                                    ---------------
                                                                          1,133,950
                                                                    ---------------

                   MEDICAL - IMAGING SYSTEMS 1.13%
         20,000    Alliance Imaging, Inc.*                                  209,200
                                                                    ---------------

                   MEDICAL - OUTPATIENT/HOME
                   MEDICAL CARE 0.47%
         35,100    Continucare Corp.*                               $        85,995
                                                                    ---------------

                   MEDICAL INFORMATION
                   SYSTEMS 3.84%
         12,500    Allscripts Healthcare Solutions, Inc.*                   207,625
          3,500    Cerner Corp.*                                            237,895
         12,500    Per-Se Technologies, Inc.*                               262,750
                                                                    ---------------
                                                                            708,270
                                                                    ---------------

                   MEDICAL INSTRUMENTS 3.70%
          7,500    dj Orthopedics, Inc.*                                    205,725
         12,500    NuVasive, Inc.*                                          207,750
         17,500    Thoratec Corp.*                                          268,450
                                                                    ---------------
                                                                            681,925
                                                                    ---------------

                   MEDICAL LABS & TESTING
                   SERVICES 1.08%
          5,000    LabOne, Inc.*                                            199,050
                                                                    ---------------

                   MEDICAL PRODUCTS 2.13%
         10,000    American Medical Systems
                     Holdings, Inc.*                                        206,500
         15,000    PSS World Medical, Inc.*                                 186,750
                                                                    ---------------
                                                                            393,250
                                                                    ---------------

                   NETWORKING PRODUCTS 2.15%
         10,000    Ixia*                                                    194,400
          8,000    Juniper Networks, Inc.*                                  201,440
                                                                    ---------------
                                                                            395,840
                                                                    ---------------

                   NON-FERROUS METALS 1.21%
          5,000    Cameco Corp.                                             223,750
                                                                    ---------------

                   PHARMACY SERVICES 2.23%
          4,000    Express Scripts, Inc.*                                   199,920
          5,000    Omnicare, Inc.                                           212,150
                                                                    ---------------
                                                                            412,070
                                                                    ---------------

                   PHYSICIANS PRACTICE
                   MANAGEMENT 1.31%
          7,500    Matria Healthcare, Inc.*                                 241,725
                                                                    ---------------

                   POULTRY 1.17%
         10,000    Gold Kist, Inc.*                                         215,800
                                                                    ---------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
                   RESEARCH & DEVELOPMENT 1.27%
          5,000    Pharmaceutical Product
                     Development, Inc.*                             $       234,300
                                                                    ---------------

                   RESPIRATORY PRODUCTS 1.18%
          6,000    Respironics, Inc.*                                       216,660
                                                                    ---------------

                   RETAIL - APPAREL/SHOES 1.08%
          7,500    bebe stores, inc.                                        198,525
                                                                    ---------------

                   RETAIL - DRUG STORES 1.17%
          5,000    Longs Drug Stores Corp.                                  215,250
                                                                    ---------------

                   RETAIL - SPORTING GOODS 1.23%
          6,000    Hibbett Sporting Goods, Inc.*                            227,040
                                                                    ---------------

                   SEMICONDUCTOR COMPONENTS -
                   INTEGRATED CIRCUITS 4.39%
         15,000    Exar Corp.*                                              223,350
          7,500    Marvell Technology Group Ltd.*                           285,300
        175,000    WJ Communications, Inc.*                                 301,000
                                                                    ---------------
                                                                            809,650
                                                                    ---------------

                   TELECOMMUNICATION
                   EQUIPMENT 5.12%
         22,500    Avaya, Inc.*                                             187,200
          7,500    Comverse Technology, Inc.*                               177,375
        180,000    Sunrise Telecom, Inc.                                    369,000
         12,500    Tekelec*                                                 210,000
                                                                    ---------------
                                                                            943,575
                                                                    ---------------

                   TELECOMMUNICATION EQUIPMENT -
                   FIBER OPTICS 2.59%
         15,000    Corning, Inc.*                                           249,300
         10,000    Essex Corp.*                                             228,800
                                                                    ---------------
                                                                            478,100
                                                                    ---------------

                   WIRELESS EQUIPMENT 3.27%
         20,000    Alvarion Ltd.*                                           232,400
         10,000    Crown Castle International Corp.                         203,200
          3,500    Endwave Corp.*                                           166,600
                                                                    ---------------
                                                                            602,200
                                                                    ---------------

                   TOTAL COMMON STOCKS
                   (Cost $16,244,894)                                    17,667,670
                                                                    ---------------

NUMBER
OF CONTRACTS                                                                  VALUE
-----------------------------------------------------------------------------------
PUT OPTIONS PURCHASED 0.37%

            500    Spyder Trust Series, expires
                     8/20/05, exercise price $118                   $        67,500
                                                                    ---------------

                   TOTAL PUT OPTIONS PURCHASED
                   (Cost $69,000)                                            67,500
                                                                    ---------------

SHORT-TERM INVESTMENT 10.18%

                   PNC Bank Money Market Account                          1,876,448
                                                                    ---------------

                   TOTAL SHORT-TERM INVESTMENT
                   (Cost $1,876,448)                                      1,876,448
                                                                    ---------------

                   TOTAL INVESTMENTS 106.35%
                   (Cost $18,190,342)                                    19,611,618

                   Liabilities in Excess of
                   Other Assets (6.35%)                                  (1,170,279)
                                                                    ---------------

NET ASSETS 100.00%                                                  $    18,441,339
                                                                    ===============

*    Non-income producing
ADR  American-Depository Receipt

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND JUNE 30, 2005 (UNAUDITED)

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS 93.22%

                   AEROSPACE - DEFENSE 1.17%
         15,000    Armor Holdings, Inc.*                            $       594,150
                                                                    ---------------

                   APPAREL MANUFACTURERS 1.10%
         35,000    Quiksilver, Inc.*                                        559,300
                                                                    ---------------

                   APPLICATIONS SOFTWARE 2.76%
         50,000    Embarcadero Technologies, Inc.*                          280,500
         20,000    Progress Software Corp.*                                 603,000
         25,000    salesforce.com, inc.*                                    512,000
                                                                    ---------------
                                                                          1,395,500
                                                                    ---------------

                   AUDIO/VIDEO PRODUCTS 0.99%
         75,000    TiVo, Inc.*                                              501,000
                                                                    ---------------

                   AUTO/TRUCK PARTS &
                   EQUIPMENT 1.19%
        125,000    IMPCO Technologies, Inc.*                                601,250
                                                                    ---------------

                   CASINO HOTELS 1.17%
         15,000    MGM MIRAGE*                                              593,700
                                                                    ---------------

                   CELLULAR
                   TELECOMMUNICATIONS 2.46%
        125,000    Airspan Networks, Inc.*                                  693,750
         20,000    JAMDAT Mobile, Inc.*                                     553,600
                                                                    ---------------
                                                                          1,247,350
                                                                    ---------------

                   COMMERCIAL SERVICES -
                   FINANCE 1.43%
         25,000    Euronet Worldwide, Inc.*                                 726,750
                                                                    ---------------

                   COMPUTERS - INTEGRATED
                   SYSTEMS 1.33%
         15,000    MICROS Systems, Inc.*                                    671,250
                                                                    ---------------

                   COMPUTERS - MEMORY
                   DEVICES 1.12%
         20,000    Network Appliance, Inc.*                                 565,400
                                                                    ---------------

                   DECISION SUPPORT
                   SOFTWARE 1.08%
         35,000    Wind River Systems, Inc.*                                548,800
                                                                    ---------------

                   E-COMMERCE/SERVICES 2.65%
         20,000    Monster Worldwide, Inc.*                         $       573,600
         75,000    WebMD Corp.*                                             770,250
                                                                    ---------------
                                                                          1,343,850
                                                                    ---------------

                   ELECTRONIC COMPONENTS -
                   MISCELLANEOUS 1.68%
      1,050,000    StockerYale, Inc.*                                       850,500
                                                                    ---------------

                   ELECTRONIC COMPONENTS -
                   SEMICONDUCTORS 4.32%
        150,000    EMCORE Corp.*                                            619,500
         50,000    PMC-Sierra, Inc.*                                        466,500
         27,500    PortalPlayer, Inc.*                                      572,550
         30,000    SiRF Technology Holdings, Inc.*                          530,400
                                                                    ---------------
                                                                          2,188,950
                                                                    ---------------

                   E-MARKETING/INFORMATION 0.94%
         15,000    Digital River, Inc.*                                     476,250
                                                                    ---------------

                   ENERGY-ALTERNATIVE SOURCES 2.62%
        100,000    Evergreen Solar, Inc.*                                   643,000
        100,000    Plug Power, Inc.*                                        685,000
                                                                    ---------------
                                                                          1,328,000
                                                                    ---------------

                   ENTERPRISE SOFTWARE/
                   SERVICES 2.51%
        225,000    Micromuse, Inc.*                                       1,273,500
                                                                    ---------------

                   INTERNET APPLICATION
                   SOFTWARE 2.31%
        450,000    Tumbleweed Communications
                     Corp.*                                               1,170,000
                                                                    ---------------

                   INTERNET CONNECTIVITY
                   SERVICES 1.58%
      1,700,000    Internap Network Services Corp.*                         799,000
                                                                    ---------------

                   INTERNET CONTENT -
                   ENTERTAINMENT 1.09%
         15,000    Shanda Interactive
                     Entertainment Ltd.*                                    551,850
                                                                    ---------------

                   INTERNET INFRASTRUCTURE
                   SOFTWARE 1.30%
         40,001    Openwave Systems, Inc.*                                  656,016
                                                                    ---------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
                   INTERNET SECURITY 1.14%
         20,000    VeriSign, Inc.*                                  $       575,200
                                                                    ---------------

                   MEDICAL - BIOMEDICAL/
                   GENETICS 0.83%
         25,000    Nektar Therapeutics*                                     421,000
                                                                    ---------------

                   MEDICAL - HMO 4.97%
         15,000    AMERIGROUP Corp.*                                        603,000
          7,500    Coventry Health Care, Inc.*                              530,625
         17,500    Health Net, Inc.*                                        667,800
         10,000    PacifiCare Health Systems, Inc.*                         714,500
                                                                    ---------------
                                                                          2,515,925
                                                                    ---------------

                   MEDICAL - HOSPITALS 1.40%
         12,500    HCA, Inc.                                                708,375
                                                                    ---------------

                   MEDICAL - NURSING HOMES 2.12%
         12,500    Genesis HealthCare Corp.*                                578,500
         12,500    Kindred Healthcare, Inc.*                                495,125
                                                                    ---------------
                                                                          1,073,625
                                                                    ---------------

                   MEDICAL - OUTPATIENT/HOME
                   MEDICAL CARE 0.48%
         98,370    Continucare Corp.*                                       241,007
                                                                    ---------------

                   MEDICAL INSTRUMENTS 1.15%
         12,500    Intuitive Surgical, Inc.*                                583,000
                                                                    ---------------

                   MEDICAL LABS & TESTING
                   SERVICES 1.23%
         12,500    Laboratory Corp. of America
                     Holdings*                                              623,750
                                                                    ---------------

                   MEDICAL LASER SYSTEMS 1.44%
         15,000    LCA-Vision, Inc.                                         726,900
                                                                    ---------------

                   MEDICAL PRODUCTS 3.23%
        308,640    ATS Medical, Inc.*                                     1,077,154
         20,000    West Pharmaceutical Services, Inc.                       561,000
                                                                    ---------------
                                                                          1,638,154
                                                                    ---------------

                   NETWORKING PRODUCTS 0.95%
         60,000    Atheros Communications, Inc.*                            483,600
                                                                    ---------------

                   OPTICAL SUPPLIES 1.34%
         40,000    Oakley, Inc.                                     $       681,200
                                                                    ---------------

                   PATIENT MONITORING
                   EQUIPMENT 2.66%
        398,800    Medwave, Inc.*                                         1,347,944
                                                                    ---------------

                   PHARMACY SERVICES 1.05%
         10,000    Medco Health Solutions, Inc.*                            533,600
                                                                    ---------------

                   PHYSICAL THERAPY/REHAB
                   CENTERS 1.07%
        125,000    PainCare Holdings, Inc.*                                 541,250
                                                                    ---------------

                   PHYSICIANS PRACTICE
                   MANAGEMENT 1.09%
          7,500    Pediatrix Medical Group, Inc.*                           551,550
                                                                    ---------------

                   RESPIRATORY PRODUCTS 1.30%
         10,000    ResMed, Inc.*                                            659,900
                                                                    ---------------

                   RETAIL - APPAREL/SHOES 4.49%
         22,500    AnnTaylor Stores Corp.*                                  546,300
         40,000    Charlotte Russe Holding, Inc.*                           498,400
         35,000    Shoe Carnival, Inc.*                                     761,600
         10,000    The Children's Place Retail
                     Stores, Inc.*                                          466,700
                                                                    ---------------
                                                                          2,273,000
                                                                    ---------------

                   RETAIL - RESTAURANTS 2.45%
         10,000    Panera Bread Co.*                                        620,850
         10,000    Red Robin Gourmet Burgers, Inc.*                         619,800
                                                                    ---------------
                                                                          1,240,650
                                                                    ---------------

                   RETIREMENT/AGED CARE 1.07%
         10,000    Sunrise Senior Living, Inc.*                             539,800
                                                                    ---------------

                   SEMICONDUCTOR COMPONENTS -
                   INTEGRATED CIRCUITS 3.65%
         40,000    ASE Test Ltd.*                                           257,600
        925,000    WJ Communications, Inc.*                               1,591,000
                                                                    ---------------
                                                                          1,848,600
                                                                    ---------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
                   SEMICONDUCTOR EQUIPMENT 3.46%
         25,000    ATMI, Inc.*                                      $       725,250
         20,000    FormFactor, Inc.*                                        528,400
         15,000    Tessera Technologies, Inc.*                              501,150
                                                                    ---------------
                                                                          1,754,800
                                                                    ---------------

                   TELECOMMUNICATION
                   EQUIPMENT 8.59%
        383,600    Axesstel, Inc.*                                        1,315,748
         11,200    Comverse Technology, Inc.*                               264,880
        125,000    Sonus Networks, Inc.*                                    597,500
        680,000    Sunrise Telecom, Inc.                                  1,394,000
         75,000    Symmetricom, Inc.*                                       777,750
                                                                    ---------------
                                                                          4,349,878
                                                                    ---------------

                   TELECOMMUNICATION EQUIPMENT -
                   FIBER OPTICS 0.83%
        200,000    Ciena Corp.*                                             418,000
                                                                    ---------------

                   THERAPEUTICS 0.74%
          8,500    Gilead Sciences, Inc.*                                   373,915
                                                                    ---------------

                   WEB PORTALS/INTERNET SERVICE
                   PROVIDERS 2.65%
          2,500    Google, Inc.*                                            735,375
         17,500    Yahoo!, Inc.*                                            606,375
                                                                    ---------------
                                                                          1,341,750
                                                                    ---------------

                   WIRELESS EQUIPMENT 1.04%
         25,000    American Tower Corp.*                                    525,500
                                                                    ---------------

                   TOTAL COMMON STOCKS
                   (Cost $44,982,017)                                    47,214,239
                                                                    ---------------

NUMBER
OF CONTRACTS                                                                  VALUE
-----------------------------------------------------------------------------------
PUT OPTIONS PURCHASED 0.40%

          1,500    Spyder Trust Series, expires
                     8/20/05, exercise price $118                   $       202,500
                                                                    ---------------

                   TOTAL PUT OPTIONS PURCHASED
                   (Cost $207,000)                                          202,500
                                                                    ---------------

SHORT-TERM INVESTMENT 4.57%

                   PNC Bank Money Market Account                          2,312,474
                                                                    ---------------

                   TOTAL SHORT-TERM INVESTMENT
                   (Cost $2,312,474)                                      2,312,474
                                                                    ---------------

                   TOTAL INVESTMENTS 98.19%
                   (Cost $47,501,491)                                    49,729,213

                   Other Assets in Excess of
                   Liabilities 1.81%                                        919,141
                                                                    ---------------

NET ASSETS 100.00%                                                  $    50,648,354
                                                                    ===============

*  Non-income producing

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2005 (UNAUDITED)

                                                         SMALL-CAP           GROWTH            EMERGING
                                                           GROWTH         OPPORTUNITIES         GROWTH
                                                            FUND              FUND               FUND
ASSETS:
Investments, at value (cost $17,777,117,
   $18,121,342 and $47,294,491, respectively)         $    19,383,551    $    19,544,118    $    49,526,713
Option contracts purchased, at value (cost $69,000,
   $69,000 and $207,000, respectively)                         67,500             67,500            202,500
Receivable from brokers                                           205                 --                 10
Receivable for investments sold                               896,910          1,063,335          3,024,985
Receivable for fund shares sold                                 2,316                383              1,711
Interest and dividends receivable                                 546              3,273              1,702
Prepaid expenses and other assets                             103,021            129,518            304,594
                                                      ---------------    ---------------    ---------------
Total Assets                                               20,454,049         20,808,127         53,062,215
                                                      ---------------    ---------------    ---------------

LIABILITIES:
Payable for investments purchased                             796,070          2,165,621          1,997,987
Payable for fund shares redeemed                                1,419             23,896             61,616
Accrued investment advisory fees                               21,829             24,298             63,558
Accrued distribution fees                                      13,618             26,139             32,602
Accrued expenses and other liabilities                         82,130            126,834            258,098
                                                      ---------------    ---------------    ---------------
Total Liabilities                                             915,066          2,366,788          2,413,861
                                                      ---------------    ---------------    ---------------
NET ASSETS                                            $    19,538,983    $    18,441,339    $    50,648,354
                                                      ===============    ===============    ===============

NET ASSETS CONSIST OF:
Capital stock                                         $    69,687,842    $    19,346,704    $   571,861,834
Accumulated net investment loss                              (348,700)          (438,173)          (985,276)
Accumulated net realized loss on investments              (51,405,093)        (1,888,468)      (522,455,926)
Net unrealized appreciation on investments                  1,604,934          1,421,276          2,227,722
                                                      ---------------    ---------------    ---------------
Net Assets                                            $    19,538,983    $    18,441,339    $    50,648,354
                                                      ===============    ===============    ===============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                100,000,000        100,000,000        100,000,000
Issued and outstanding                                      2,130,233          1,865,686         11,792,122

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                       $          9.17    $          9.88    $          4.30
                                                      ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                        SMALL-CAP            GROWTH            EMERGING
                                                          GROWTH          OPPORTUNITIES         GROWTH
                                                           FUND               FUND               FUND
INVESTMENT INCOME:
Interest                                              $         6,847    $        10,074    $        15,510
Dividends                                                      13,680             68,832             80,534
                                                      ---------------    ---------------    ---------------
Total Investment Income                                        20,527             78,906             96,044
                                                      ---------------    ---------------    ---------------

EXPENSES:
Investment advisory fees                                      150,425            147,454            435,947
Transfer agent fees and expenses                               69,399            146,799            213,540
Insurance expense                                              66,252             57,385            178,195
Fund accounting and administration fees                        45,000             45,000             45,000
Professional fees                                              34,714             31,391             93,626
Distribution fees                                              27,375             25,894             77,642
Printing and postage expenses                                  27,158             25,925             80,301
Directors' and officer's fees, salary and expenses             27,140             25,089             73,619
State registration fees                                         7,602             10,679             10,860
Custody fees                                                    6,539              5,952              9,419
Miscellaneous expenses                                          9,047              9,383             23,298
                                                      ---------------    ---------------    ---------------
Total expenses                                                470,651            530,951          1,241,447
Expenses paid indirectly by brokers                          (101,424)           (13,872)          (160,127)
                                                      ---------------    ---------------    ---------------
Net Expenses                                                  369,227            517,079          1,081,320
                                                      ---------------    ---------------    ---------------
NET INVESTMENT LOSS                                          (348,700)          (438,173)          (985,276)
                                                      ---------------    ---------------    ---------------

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                           (1,443,991)          (309,589)        (6,638,616)
Net realized loss on options purchased                       (123,150)          (123,150)          (369,700)
Change in net unrealized depreciation on
   investments                                             (1,386,425)        (1,996,230)        (7,700,690)
                                                      ---------------    ---------------    ---------------
                                                           (2,953,566)        (2,428,969)       (14,709,006)
                                                      ---------------    ---------------    ---------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $    (3,302,266)   $    (2,867,142)   $   (15,694,282)
                                                      ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS

                                                              SMALL-CAP GROWTH FUND
                                                       SIX MONTHS ENDED       YEAR ENDED
                                                        JUNE 30, 2005        DECEMBER 31,
                                                         (UNAUDITED)             2004
OPERATIONS:
Net investment loss                                    $       (348,700)   $       (724,084)
Net realized loss on investments                             (1,443,991)         (5,310,058)
Net realized loss on options purchased                         (123,150)                 --
Change in net unrealized appreciation or
   depreciation on investments                               (1,386,425)           (742,310)
                                                       ----------------    ----------------
Net decrease in net assets resulting from operations         (3,302,266)         (6,776,452)
                                                       ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains from investment transactions                      --                  --
                                                       ----------------    ----------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                    717,670          13,272,886
Proceeds from reinvestment of distributions                          --                  --
Redemption of shares                                         (6,162,262)        (20,506,445)
                                                       ----------------    ----------------
Net decrease from share transactions                         (5,444,592)         (7,233,559)
                                                       ----------------    ----------------
TOTAL DECREASE IN NET ASSETS                                 (8,746,858)        (14,010,011)

NET ASSETS:
Beginning of period                                          28,285,841          42,295,852
                                                       ----------------    ----------------
End of period                                          $     19,538,983    $     28,285,841
                                                       ================    ================
Accumulated net investment loss at end of period       $       (348,700)   $             --
                                                       ================    ================

TRANSACTIONS IN SHARES:
Shares sold                                                      76,083           1,118,099
Shares reinvested                                                    --                  --
Shares redeemed                                                (676,621)         (1,827,822)
                                                       ----------------    ----------------
Net decrease                                                   (600,538)           (709,723)
                                                       ================    ================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            GROWTH OPPORTUNITIES FUND                EMERGING GROWTH FUND
                                                       SIX MONTHS ENDED        YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                        JUNE 30, 2005         DECEMBER 31,      JUNE 30, 2005        DECEMBER 31,
                                                         (UNAUDITED)             2004            (UNAUDITED)            2004
OPERATIONS:
Net investment loss                                    $       (438,173)   $       (819,756)   $       (985,276)   $     (1,947,159)
Net realized loss on investments                               (309,589)         (1,406,664)         (6,638,616)        (17,192,883)
Net realized loss on options purchased                         (123,150)                 --            (369,700)                 --
Change in net unrealized appreciation or
   depreciation on investments                               (1,996,230)         (2,703,797)         (7,700,690)           (976,382)
                                                       ----------------    ----------------    ----------------    ----------------
Net decrease in net assets resulting from operations         (2,867,142)         (4,930,217)        (15,694,282)        (20,116,424)
                                                       ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains from investment transactions                      --            (404,925)                 --                  --
                                                       ----------------    ----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                    552,218           6,734,112           3,924,717          31,122,356
Proceeds from reinvestment of distributions                          --             395,646                  --                  --
Redemption of shares                                         (5,230,168)        (12,033,606)        (22,681,674)        (50,294,011)
                                                       ----------------    ----------------    ----------------    ----------------
Net decrease from share transactions                         (4,677,950)         (4,903,848)        (18,756,957)        (19,171,655)
                                                       ----------------    ----------------    ----------------    ----------------
TOTAL DECREASE IN NET ASSETS                                 (7,545,092)        (10,238,990)        (34,451,239)        (39,288,079)

NET ASSETS:
Beginning of period                                          25,986,431          36,225,421          85,099,593         124,387,672
                                                       ----------------    ----------------    ----------------    ----------------
End of period                                          $     18,441,339    $     25,986,431    $     50,648,354    $     85,099,593
                                                       ================    ================    ================    ================
Accumulated net investment loss at end of period       $       (438,173)   $             --    $       (985,276)   $             --
                                                       ================    ================    ================    ================
TRANSACTIONS IN SHARES:
Shares sold                                                      54,175             534,151             834,531           5,395,817
Shares reinvested                                                    --              35,512                  --                  --
Shares redeemed                                                (520,053)         (1,004,105)         (4,963,521)         (9,019,947)
                                                       ----------------    ----------------    ----------------    ----------------
Net decrease                                                   (465,878)           (434,442)         (4,128,990)         (3,624,130)
                                                       ================    ================    ================    ================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                                SMALL-CAP GROWTH FUND
                                                 SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                                    ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                JUNE 30, 2005     DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                 (UNAUDITED)        2004          2003          2002          2001          2000
Net Asset Value, Beginning of Period            $       10.36    $   12.29     $    8.94     $   14.82     $   24.99     $   34.79

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                                     (0.16)       (0.27)        (0.23)        (0.25)        (0.21)        (0.56)
Net realized and unrealized gain
  (losses) on investments                               (1.03)       (1.66)         3.58         (5.63)        (9.96)        (4.74)
                                                -------------    ---------     ---------     ---------     ---------     ---------
Total from investment operations                        (1.19)       (1.93)         3.35         (5.88)       (10.17)        (5.30)
                                                -------------    ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
Net realized gains                                         --           --            --            --            --         (4.50)
                                                -------------    ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $        9.17    $   10.36     $   12.29     $    8.94     $   14.82     $   24.99
                                                =============    =========     =========     =========     =========     =========

Total Return(1)                                        (11.40)%     (15.79)%       37.47%       (39.68)%      (40.74)%      (18.23)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)                $      19,539    $  28,286     $  42,296     $  37,875     $ 103,927     $ 158,591
Ratio of expenses to average net assets:
  Net of waivers and reimbursements and
    expenses paid indirectly by
    brokers(2)(3)(4)                                     3.37%        2.16%         2.03%         2.00%         1.95%         1.95%
  Net of waivers and reimbursements and
    before expenses paid indirectly by
    brokers(2)(3)(5)                                     4.30%        3.05%         2.39%         2.02%         1.95%         1.95%
  Before waivers and reimbursements and
    expenses paid indirectly by
    brokers(2)(6)                                        4.30%        3.05%         3.08%         2.76%         2.33%         1.97%
Ratio of net investment loss to average
  net assets:
  Net of waivers and reimbursements and
    expenses paid indirectly by brokers(2)(3)           (3.18)%      (2.09)%       (1.96)%       (1.86)%       (1.64)%       (1.34)%
  Before waivers and reimbursements and
    expenses paid indirectly by brokers(2)              (4.11)%      (2.98)%       (3.01)%       (2.60)%       (2.02)%       (1.36)%
Portfolio turnover rate(1)                                209%         225%          575%          540%          219%          170%


                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       GROWTH OPPORTUNITIES FUND
                                                             SIX MONTHS          YEAR             PERIOD
                                                               ENDED             ENDED            ENDED
                                                           JUNE 30, 2005        DEC. 31,         DEC. 31,
                                                            (UNAUDITED)           2004            2003(7)
Net Asset Value, Beginning of Period                       $       11.15     $       13.10     $       10.00

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                                (0.24)            (0.35)            (0.23)
Net realized and unrealized gains
   (losses) on investments                                         (1.03)            (1.43)             5.55
                                                           -------------     -------------     -------------
Total from investment operations                                   (1.27)            (1.78)             5.32
                                                           -------------     -------------     -------------

DISTRIBUTIONS:
Net realized gains                                                    --             (0.17)            (2.22)
                                                           -------------     -------------     -------------

Net Asset Value, End of Period                             $        9.88     $       11.15     $       13.10
                                                           =============     =============     =============

Total Return(1)                                                   (11.31)%          (13.64)%           54.01%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of period (000s)                           $      18,441     $      25,986     $      36,225
Ratio of expenses to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(2)(3)(4)                   4.99%             2.76%             2.87%
   Net of waivers and reimbursements and
     before expenses paid indirectly by brokers(2)(3)(5)            5.13%             3.44%             3.85%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(2)(6)                      5.13%             3.44%             4.01%
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(2)(3)                     (4.22)%           (2.63)%           (2.81)%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(2)                        (4.36)%           (3.32)%           (3.95)%
Portfolio turnover rate(1)                                           280%              324%              315%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the year ended December 31, 2004 and six months ended June 30, 2005, no expenses were waived or reimbursed.
(4) Excludes dividends on short sales and includes waivers and reimbursements and reduction of expenses paid indirectly by brokers.
(5) Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.
(6) Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.
(7)  Commencement of operations was March 1, 2003.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                EMERGING GROWTH FUND
                                                  SIX MONTHS        YEAR          YEAR         YEAR          YEAR          YEAR
                                                    ENDED           ENDED        ENDED        ENDED         ENDED         ENDED
                                                 JUNE 30, 2005     DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,      DEC. 31,
                                                  (UNAUDITED)       2004          2003         2002          2001          2000
Net Asset Value, Beginning of Period             $        5.35    $    6.36    $     4.32    $   12.19    $    30.25    $    42.86

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment loss                                      (0.08)       (0.12)        (0.12)       (0.15)        (0.22)        (0.69)
Net realized and unrealized gains
   (losses) on investments                               (0.97)       (0.89)         2.16        (7.72)       (17.84)        (6.94)
                                                 -------------    ---------    ----------    ---------    ----------    ----------
Total from investment operations                         (1.05)       (1.01)         2.04        (7.87)       (18.06)        (7.63)
                                                 -------------    ---------    ----------    ---------    ----------    ----------
DISTRIBUTIONS:
Net realized gains                                          --           --            --           --            --         (4.98)
                                                 -------------    ---------    ----------    ---------    ----------    ----------
Net Asset Value, End of Period                   $        4.30    $    5.35    $     6.36    $    4.32    $    12.19    $    30.25
                                                 =============    =========    ==========    =========    ==========    ==========
Total Return(1)                                         (19.48)%     (16.04)%       47.22%      (64.56)%      (59.70)%      (20.90)%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of period (000s)                 $      50,648    $  85,100    $  124,388    $  97,559    $  362,786    $  810,499
Ratio of expenses to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by
     brokers(2)(3)(4)                                     3.48%        2.06%         2.04%        2.00%         1.84%         1.68%
   Net of waivers and reimbursements and
     before expenses paid indirectly
     by brokers(2)(3)(5)                                  4.00%        2.84%         2.36%        2.00%         1.84%         1.68%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(2)(6)            4.00%        2.84%         2.77%        2.31%         1.84%         1.68%
Ratio of net investment loss to average
   net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(2)(3)           (3.17)%      (1.96)%       (2.00)%      (1.96)%       (1.61)%       (1.41)%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(2)              (3.69)%      (2.74)%       (2.73)%      (2.27)%       (1.61)%       (1.41)%
Portfolio turnover rate(1)                                 231%         223%          359%         289%          131%          197%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the year ended December 31, 2004 and six months ended June 30, 2005, no expenses were waived or reimbursed.
(4) Excludes dividends on short sales and includes waivers and reimbursements and reduction of expenses paid indirectly by brokers.
(5) Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.
(6) Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund, Growth Opportunities Fund, and Emerging Growth Fund (collectively the "Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

     The Small-Cap Growth Fund invests primarily (at least 80% of its total assets) in small companies that the Adviser believes have the potential to be the market leaders of the future. A small size company is one that has a market capitalization that ranges from the smallest to the largest companies in the S&P SmallCap 600 Index at the time of purchase.

     The Growth Opportunities Fund seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund will primarily invest in companies with a market capitalization that ranges from the smallest to the largest companies in the S&P MidCap 400 Index at the time of purchase. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

     The Emerging Growth Fund invests primarily in common stocks of small-cap and mid-cap growth companies with the potential for above average, long-term growth.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     (a) INVESTMENT VALUATION - Securities (including securities sold short) which are traded on a recognized stock exchange are valued at the last current sales price on the securities exchange on which such securities are primarily traded. Securities for which the primary market is the National Association of Securities Dealer's Automated Quotation System ("NASDAQ") are valued at the NASDAQ official closing price. Securities (including securities sold short) traded only on over-the-counter markets are valued on the basis of closing over-the-counter sales prices. Securities for which there were no current sales transactions are valued at the closing bid prices. Securities sold short for which there were no current sales transactions are valued at the closing asked prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Company's Board of Directors. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Company's Board of Directors, evidence of a change in value is readily ascertainable. Among the factors the Company's Board of Directors may consider as evidence of a change of value are fundamental analytical data such as earnings or sales, subsequent financings or stock issuances, and offers to merge or other acquisition offers. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Funds' net asset values.

     (b) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

     (c) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

          The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

     (d) SHORT POSITIONS - When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and

          Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense in the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

     (e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

     (f) BROKERAGE SERVICE AND OTHER ARRANGEMENTS - Van Wagoner Capital Management, Inc. (the "Adviser") places security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2005 was $101,424, $13,872 and $160,127 in the Small-Cap Growth,
          Growth Opportunities and Emerging Growth Funds, respectively.

     (g) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   FEDERAL INCOME TAXES

     Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryovers at December 31, 2004 as follows:

DATE OF        SMALL-CAP       GROWTH           EMERGING
EXPIRATION      GROWTH      OPPORTUNITIES        GROWTH
----------------------------------------------------------
  2009       $         --   $          --   $  239,446,921
  2010         24,978,726              --      174,822,268
  2011         19,406,798              --       73,869,977
  2012          5,158,565       1,223,144       23,566,789
             ------------   -------------   --------------
  Total      $ 49,544,089   $   1,223,144   $  511,705,955
             ============   =============   ==============

     As of December 31, 2004, the Emerging Growth Fund had $470,873 of post-October 2004 capital losses, which are deferred until 2005 for federal tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

     The cost of securities on a federal tax basis at June 30, 2005, for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds was $17,965,131, $18,364,599 and $47,924,390, respectively.

     At June 30, 2005, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                        NET UNREALIZED
                         UNREALIZED      UNREALIZED      APPRECIATION
FUND                    APPRECIATION   (DEPRECIATION)   ON INVESTMENTS
----------------------------------------------------------------------
SMALL-CAP GROWTH       $   2,430,756   $     (944,836)  $    1,485,920

GROWTH OPPORTUNITIES       1,587,861         (340,842)       1,247,019

EMERGING GROWTH            3,886,204       (2,081,381)       1,804,823

     The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

4.   INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

     Each Fund has an agreement with Van Wagoner Capital Management, Inc., the Adviser, to furnish investment advisory services to the Funds. Effective March 1, 2003, the commencement of operations of the Growth Opportunities Fund, and September 1, 2003, for the Small-Cap Growth and Emerging Growth Funds, under the terms of each agreement, the Adviser is compensated at a basic fee of 1.25% of average daily net assets for the performance period for each of the Funds. The basic fee may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets for the performance period), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the benchmark over the same period. The benchmark for the Small-Cap Growth Fund and the Emerging Growth Fund is the Lipper Small-Cap Growth Funds Index. The Lipper Small-Cap Growth Funds Index is an equal dollar weighted index consisting of the largest mutual funds within the small-cap growth fund classification, as defined by Lipper, Inc. The benchmark for the Growth Opportunities Fund is the Lipper Mid-Cap Growth Funds Index. The Lipper Mid-Cap Growth Funds Index is an equal dollar weighted index of the largest mutual funds in the mid-cap growth fund classification, as defined by Lipper, Inc. Each 0.10% of difference of each Fund's performance compared to the performance of its benchmark is multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. Until each Fund has operated for 36 months under this agreement, it will make performance adjustments to the basic fee after the Fund has operated for 12 months under this agreement, and will use a rolling 12-month performance period. After the Fund has operated for 24 months under this agreement, it will switch to a rolling 24-month performance period. The performance fee adjustment for the six months ended June 30, 2005 caused the advisory fee to decrease $37,608, $36,864 and $108,987 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

     An officer of the Funds is also is an officer of the Adviser. The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2005, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' Chief Compliance Officer. Certain officers and employees of the Adviser have interests in related partnerships that have investments in private equity securities, which were also held by the Funds during the six months ended June 30, 2005.

     PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

5.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2005, were as follows:

     FUND                   PURCHASES         SALES
     -------------------------------------------------
     SMALL-CAP
     GROWTH               $ 45,329,343    $ 51,084,712

     GROWTH OPPORTUNITIES   57,145,364      62,920,420

     EMERGING
     GROWTH                141,991,727     165,620,574

7.   CONTINGENCIES

     (a) LEGAL MATTERS - In 2001, the Company, the Adviser, and others (including past and present directors) were named as defendants in several purported class action lawsuits alleging, among other things, violations of federal securities laws. The lawsuits were consolidated into a single action and a consolidated amended complaint was filed in July 2003. In September 2003, the defendants filed a motion to dismiss the consolidated amended complaint, which motion was granted by the Court in July 2004 with leave for plaintiffs to file an amended complaint. After the Court's order and before the plaintiffs filed an amended complaint, in or about September 2004, the Company, the Adviser and certain other defendants, without admitting any liability, entered into a settlement with the alleged class whereby the Funds and the Adviser are to make certain corporate governance changes and the Adviser is to pay the plaintiff's attorneys certain fees and costs of class notice in exchange for dismissal of the class action lawsuit and complete release of liability. After the settlement was reached, the plaintiffs filed a further amended complaint against all defendants. All parties involved in the settlement agreed not to respond to the further amended complaint until after the Court considered the settlement. On June 27, 2005, the Court issued an Order approving the settlement and entered Final Judgment dismissing the case. On the same day the Court also granted the plaintiffs' motion for attorneys' fees in the amount of $340,000. The settlement became final on July 27, 2005. The company believes that the outcome of the legal actions, including the settlement, will not have a material adverse effect on the results of operations or net asset values of the Funds.

     (b) INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. For the six months ended June 30, 2005, the Small-Cap Growth Fund and Emerging Growth Fund paid $687 and $1,963, respectively. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

VAN WAGONER FUNDS ADDITIONAL INFORMATION FOR SHAREHOLDERS

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

     At a Special Meeting of Shareholders of the Company held on May 3, 2005, the following individuals were elected to serve on the Board of Directors by the shareholders of all Funds of the Company voting together in the aggregate:

    NAME OF DIRECTOR                  NUMBER OF VOTES FOR        NUMBER OF VOTES WITHHELD
    -------------------------------------------------------------------------------------
    Larry P. Arnold                       12,814,065                     561,158

    Kurt B. Grutzmacher                   12,814,165                     561,058

    Dr. Michael Hruskocy                  12,801,500                     573,722

    Sven A. Wehrwein                      12,809,380                     565,843

PROXY VOTING POLICY AND VOTING RECORD

     Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

     In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2005 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

                      This page intentionally left blank.

[VAN WAGONER FUNDS LOGO]

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

vanwagoner.com

1-800-228-2121


                            ADDRESS SERVICE REQUESTED


                               SIMPLIFY YOUR LIFE
                                 WITH LESS PAPER

                          www.vanwagoner.com/edelivery

                          SIGN UP FOR E-DELIVERY TODAY

                                                                    VW410O  O605

[GRAPHIC]

SEMI-ANNUAL
REPORT
JUNE 30, 2005
(UNAUDITED)

POST-VENTURE FUND*
MID-CAP GROWTH FUND*
TECHNOLOGY FUND*
(*IN LIQUIDATION)

[VAN WAGONER FUNDS LOGO]

          This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.


Van Wagoner Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

VAN WAGONER FUNDS SEMI-ANNUAL REPORT (IN LIQUIDATION)

DEAR SHAREHOLDER:

AN IMPORTANT REMINDER...

THE VAN WAGONER POST-VENTURE, MID-CAP GROWTH AND TECHNOLOGY FUNDS ARE LIQUIDATING AND NO LONGER ACCEPTING NEW INVESTMENTS.

We appreciate your investment with the Van Wagoner Funds and want to take a moment to remind you that the Van Wagoner Fund(s) that you are currently invested in is in the process of liquidating and is not actively invested in the stock market.

The Board of Directors of the Van Wagoner Funds, Inc. decided to liquidate each of the Post-Venture Fund, the Mid-Cap Growth Fund and the Technology Fund (the "Liquidating Funds") in March 2003. Accordingly, each of the Liquidating Funds has been liquidating its investments in an orderly fashion and investing the proceeds in high quality short-term money market instruments. The Liquidating Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest, but do not appreciate in value. The interest earned on these money market instruments by each of the Liquidating Funds is substantially less than the expenses of the Liquidating Funds. This is expected to continue in the future.

As a current shareholder in these Funds, in order to participate in the stock market, you have two options available to you:

1) Transfer your existing investment into one of the open Van Wagoner Funds--Emerging Growth, Small-Cap Growth or Growth Opportunities.

2) Redeem your account.

We appreciate your patronage.

Sincerely,

/s/ Elyce Dilworth

Elyce Dilworth
President
Van Wagoner Funds, Inc.

VAN WAGONER FUNDS PORTFOLIO HOLDINGS SUMMARY

SECTOR WEIGHTINGS (UNAUDITED)

As of June 30, 2005, the Van Wagoner Funds' portfolios were invested in the following sectors:

POST-VENTURE FUND

Short-Term Instruments              100.00%
                                    ------
TOTAL                               100.00%
                                    ======

MID-CAP GROWTH FUND

Short-Term Instruments              100.00%
                                    ------
TOTAL                               100.00%
                                    ======

TECHNOLOGY FUND

Short-Term Instruments              100.00%
                                    ------
Total                               100.00%
                                    ======

As a percentage of total investments as of June 30, 2005. Holdings are subject to change.

VAN WAGONER FUNDS EXPENSES

Expense Example

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

EXAMPLE

As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including distribution and service (12b-1) fees and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DISCLOSURE OF FUND EXPENSES

EXPENSE TABLE

                                           FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005
                                    BEGINNING      ENDING                         EXPENSES
                                     ACCOUNT       ACCOUNT       ANNUALIZED         PAID
                                      VALUE         VALUE         EXPENSE          DURING
                                    1/1/2005      6/30/2005        RATIO           PERIOD*
                                  ------------   ------------   ------------    ------------
POST-VENTURE FUND
Actual Fund Return                $   1,000.00   $     854.70       7.82%       $      35.96
Hypothetical 5% Return            $   1,000.00   $     985.54       7.82%       $      39.26

MID-CAP GROWTH FUND
Actual Fund Return                $   1,000.00   $     911.90       7.84%       $      37.17
Hypothetical 5% Return            $   1,000.00   $     985.44       7.84%       $      39.36

TECHNOLOGY FUND
Actual Fund Return                $   1,000.00   $     860.00       8.37%       $      38.60
Hypothetical 5% Return            $   1,000.00   $     982.78       8.38%       $      42.02

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (UNAUDITED)

VAN WAGONER POST-VENTURE FUND

                                                   VALUE
--------------------------------------------------------
SHORT-TERM INVESTMENT 100.46%

           PNC Bank Money Market Account    $  3,136,200
                                            ------------

           TOTAL SHORT-TERM INVESTMENT
           (Cost $3,136,200)                   3,136,200
                                            ------------

           TOTAL INVESTMENTS 100.46%
           (Cost $3,136,200)                   3,136,200

           Liabilities in Excess of
           Other Assets (0.46%)                  (14,484)
                                            ------------

NET ASSETS 100.00%                          $  3,121,716
                                            ============

VAN WAGONER MID-CAP GROWTH FUND

                                                   VALUE
--------------------------------------------------------
SHORT-TERM INVESTMENT 100.75%

           PNC Bank Money Market Account    $  2,095,746
                                            ------------

           TOTAL SHORT-TERM INVESTMENT
           (Cost $2,095,746)                   2,095,746
                                            ------------

           TOTAL INVESTMENTS 100.75%
           (Cost $2,095,746)                   2,095,746

           Liabilities in Excess of
           Other Assets (0.75%)                  (15,557)
                                            ------------

NET ASSETS 100.00%                          $  2,080,189
                                            ============

VAN WAGONER TECHNOLOGY FUND

                                                   VALUE
--------------------------------------------------------
SHORT-TERM INVESTMENT 100.80%

           PNC Bank Money Market Account    $  2,924,898
                                            ------------

           TOTAL SHORT-TERM INVESTMENT
           (Cost $2,924,898)                   2,924,898
                                            ------------

           TOTAL INVESTMENTS 100.80%
           (Cost $2,924,898)                   2,924,898

           Liabilities in Excess of
           Other Assets (0.80%)                  (23,259)
                                            ------------

NET ASSETS 100.00%                          $  2,901,639
                                            ============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES (IN LIQUIDATION)

JUNE 30, 2005 (UNAUDITED)

                                                               POST-             MID-CAP
                                                              VENTURE            GROWTH           TECHNOLOGY
                                                                FUND              FUND               FUND
ASSETS:
Investments, at value: (cost $3,136,200,
  $2,095,746 and $2,924,898, respectively)                $     3,136,200    $     2,095,746    $     2,924,898
Interest and dividends receivable                                   5,916              3,961              5,312
Prepaid expenses and other assets                                  23,923             16,180             21,895
                                                          ---------------    ---------------    ---------------
Total Assets                                                    3,166,039          2,115,887          2,952,105
                                                          ---------------    ---------------    ---------------

LIABILITIES:
Payable for fund shares redeemed                                      993                991              2,482
Accrued distribution fees                                           2,827              6,310              5,968
Accrued expenses and other liabilities                             40,503             28,397             42,016
                                                          ---------------    ---------------    ---------------
Total Liabilities                                                  44,323             35,698             50,466
                                                          ---------------    ---------------    ---------------
NET ASSETS                                                $     3,121,716    $     2,080,189    $     2,901,639
                                                          ===============    ===============    ===============

NET ASSETS CONSIST OF:
Capital stock                                             $   545,748,029    $   216,331,059    $   420,959,714
Accumulated net investment loss                                  (115,454)           (76,425)          (115,770)
Accumulated net realized loss on investments                 (542,510,859)      (214,174,445)      (417,942,305)
                                                          ---------------    ---------------    ---------------
Net Assets                                                $     3,121,716    $     2,080,189    $     2,901,639
                                                          ===============    ===============    ===============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                    100,000,000        100,000,000        100,000,000
Issued and outstanding                                          1,261,764            718,246            685,052

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                           $          2.47    $          2.90    $          4.24
                                                          ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS (IN LIQUIDATION)

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                               POST-             MID-CAP
                                                              VENTURE            GROWTH           TECHNOLOGY
                                                                FUND              FUND               FUND
INVESTMENT INCOME:
Interest                                                  $        35,748    $        25,533    $        32,935
                                                          ---------------    ---------------    ---------------
Total Investment Income                                            35,748             25,533             32,935
                                                          ---------------    ---------------    ---------------

EXPENSES:
Transfer agent fees and expenses                                   65,474             32,755             65,489
Fund accounting and administration fees                            45,000             45,000             45,000
Printing and postage expenses                                      12,016              4,299             12,354
Insurance expense                                                  10,883              6,837             10,359
Professional fees                                                   5,145              3,980              4,116
Distribution fees                                                   4,832              3,250              4,439
Directors' and officer's fees, salary and expenses                  4,559              2,725              3,768
Custody fees                                                        2,039              2,211              1,982
Miscellaneous expenses                                              1,254                901              1,198
                                                          ---------------    ---------------    ---------------
Total Expenses                                                    151,202            101,958            148,705
                                                          ---------------    ---------------    ---------------
NET INVESTMENT LOSS                                              (115,454)           (76,425)          (115,770)
                                                          ---------------    ---------------    ---------------

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                               (5,046,618)        (2,382,706)        (4,530,379)
Change in net unrealized depreciation on investments            4,618,217          2,239,806          4,157,835
                                                          ---------------    ---------------    ---------------
                                                                 (428,401)          (142,900)          (372,544)
                                                          ---------------    ---------------    ---------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                 $      (543,855)   $      (219,325)   $      (488,314)
                                                          ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF CASH FLOWS (IN LIQUIDATION)

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                               POST-             MID-CAP
                                                              VENTURE            GROWTH           TECHNOLOGY
                                                                FUND              FUND               FUND
Decrease in cash - Cash flows from operating activities:
Net decrease in net assets from operations                $      (543,855)   $      (219,325)   $      (488,314)
                                                          ---------------    ---------------    ---------------
Adjustments to reconcile net decrease in net assets
   from operations to net cash provided by operating
   activities:
   Change in net unrealized appreciation on investments        (4,618,217)        (2,239,806)        (4,157,835)
   Net realized loss from investments                           5,046,618          2,382,706          4,530,379
   Proceeds from sale of investment securities                     64,344             20,422             57,037
   Sale of short-term investment securities, net                  961,034            774,130            813,591
   Increase in interest and dividends receivable                     (757)              (287)              (561)
   Increase in prepaid expenses and other assets                  (16,958)           (11,982)           (15,181)
   Decrease in accrued expenses                                   (19,750)           (17,225)           (17,690)
                                                          ---------------    ---------------    ---------------

   Net cash provided by operating activities                      872,459            688,633            721,426
                                                          ---------------    ---------------    ---------------

Cash flows from financing activities:
   Payments for shares redeemed                                  (872,459)          (688,633)          (721,426)
                                                          ---------------    ---------------    ---------------

   Net cash used in financing activities                         (872,459)          (688,633)          (721,426)
                                                          ---------------    ---------------    ---------------

Net change in cash                                                     --                 --                 --

Cash:
   Beginning balance                                                   --                 --                 --
                                                          ---------------    ---------------    ---------------
   Ending balance                                         $            --    $            --    $            --
                                                          ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       POST-VENTURE FUND
                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                               JUNE 30, 2005        DECEMBER 31,
                                                                                (UNAUDITED)             2004
OPERATIONS:
Net investment loss                                                           $       (115,454)   $       (293,512)
Net realized loss on investments                                                    (5,046,618)         (5,257,016)
Change in net unrealized appreciation or depreciation on investments                 4,618,217           5,375,964
                                                                              ----------------    ----------------
Net decrease in net assets resulting from operations                                  (543,855)           (174,564)
                                                                              ----------------    ----------------

CAPITAL SHARE TRANSACTIONS:
Redemption of shares                                                                  (851,670)         (3,317,909)
                                                                              ----------------    ----------------
Net decrease from share transactions                                                  (851,670)         (3,317,909)
                                                                              ----------------    ----------------
TOTAL DECREASE IN NET ASSETS                                                        (1,395,525)         (3,492,473)

NET ASSETS:
Beginning of period                                                                  4,517,241           8,009,714
                                                                              ----------------    ----------------
End of period                                                                 $      3,121,716    $      4,517,241
                                                                              ================    ================
Accumulated net investment loss at end of period                              $       (115,454)   $             --
                                                                              ================    ================

TRANSACTIONS IN SHARES:
Shares redeemed                                                                       (299,812)         (1,142,789)
                                                                              ----------------    ----------------
Net decrease                                                                          (299,812)         (1,142,789)
                                                                              ================    ================

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    MID-CAP GROWTH FUND                   TECHNOLOGY FUND
                                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                              JUNE 30, 2005       DECEMBER 31,     JUNE 30, 2005       DECEMBER 31,
                                                               (UNAUDITED)           2004           (UNAUDITED)            2004
OPERATIONS:
Net investment loss                                          $        (76,425)   $    (185,628)   $       (115,770)   $    (292,105)
Net realized loss on investments                                   (2,382,706)      (2,114,819)         (4,530,379)      (3,850,931)
Change in net unrealized appreciation or depreciation on
investments                                                         2,239,806        2,215,249           4,157,835        3,962,416
                                                             ----------------    -------------    ----------------    -------------
Net decrease in net assets resulting from operations                 (219,325)         (85,198)           (488,314)        (180,620)
                                                             ----------------    -------------    ----------------    -------------

CAPITAL SHARE TRANSACTIONS:
Redemption of shares                                                 (673,285)      (1,627,174)           (709,515)      (3,389,474)
                                                             ----------------    -------------    ----------------    -------------
Net decrease from share transactions                                 (673,285)      (1,627,174)           (709,515)      (3,389,474)
                                                             ----------------    -------------    ----------------    -------------
TOTAL DECREASE IN NET ASSETS                                         (892,610)      (1,712,372)         (1,197,829)      (3,570,094)

NET ASSETS:
Beginning of period                                                 2,972,799        4,685,171           4,099,468        7,669,562
                                                             ----------------    -------------    ----------------    -------------
End of period                                                $      2,080,189    $   2,972,799    $      2,901,639    $   4,099,468
                                                             ================    =============    ================    =============
Accumulated net investment loss at end of period             $        (76,425)   $          --    $       (115,770)   $          --
                                                             ================    =============    ================    =============

TRANSACTIONS IN SHARES:
Shares redeemed                                                      (215,042)        (505,293)           (146,588)        (681,194)
                                                             ----------------    -------------    ----------------    -------------
Net decrease                                                         (215,042)        (505,293)           (146,588)        (681,194)
                                                             ================    =============    ================    =============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period

                                                                             POST-VENTURE FUND
                                             SIX MONTHS      YEAR         YEAR         YEAR         YEAR            YEAR
                                               ENDED         ENDED        ENDED        ENDED        ENDED           ENDED
                                           JUNE 30, 2005    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,        DEC. 31,
                                            (UNAUDITED)       2004         2003         2002         2001            2000
Net Asset Value, Beginning of Period       $        2.89   $     2.96   $     3.28   $    10.04   $    26.52   $         38.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                (0.09)       (0.19)       (0.22)       (0.14)       (0.23)            (0.53)
Net realized and unrealized gains
  (losses) on investments                          (0.33)        0.12        (0.10)       (6.62)      (16.25)           (11.03)
                                           -------------   ----------   ----------   ----------   ----------   ---------------

Total from investment operations                   (0.42)       (0.07)       (0.32)       (6.76)      (16.48)           (11.56)
                                           -------------   ----------   ----------   ----------   ----------   ---------------

DISTRIBUTIONS:
Net realized gains                                    --           --           --           --           --             (0.01)
                                           -------------   ----------   ----------   ----------   ----------   ---------------

Net Asset Value, End of Period             $        2.47   $     2.89   $     2.96   $     3.28   $    10.04   $         26.52
                                           =============   ==========   ==========   ==========   ==========   ===============

Total Return(1)                                   (14.53)%      (2.37)%      (9.76)%     (67.33)%     (62.14)%          (30.31)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)           $       3,122   $    4,517   $    8,010   $   34,143   $  166,445   $       481,736
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)(3)           7.82%        5.65%        3.37%        2.00%        1.95%             1.95%(4)
  Before waivers and reimbursements(2)              7.82%        5.65%        4.49%        3.25%        2.53%             2.13%(4)
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)(3)          (5.97)%      (5.06)%      (3.16)%      (1.97)%      (1.75)%           (1.53)%
  Before waivers and reimbursements(2)             (5.97)%      (5.06)%      (4.28)%      (3.22)%      (2.33)%           (1.71)%
Portfolio turnover rate(1)                             0%           0%         167%         242%         125%              206%

(1)  Not anualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) For the year ended December 31, 2004 and six month period ended June 30, 2005, no expenses were waived or reimbursed.

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.96% and 2.13% for the year ended December 31, 2000.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

For a Fund Share Outstanding Throughout the Period

                                                                             MID-CAP GROWTH FUND
                                                      SIX MONTHS      YEAR      YEAR      YEAR          YEAR        YEAR
                                                        ENDED        ENDED     ENDED     ENDED         ENDED       ENDED
                                                    JUNE 30, 2005   DEC. 31,  DEC. 31,  DEC. 31,      DEC. 31,    DEC. 31,
                                                     (UNAUDITED)      2004      2003      2002          2001        2000
Net Asset Value, Beginning of Period                $        3.19   $  3.26   $  3.42   $   6.82     $   20.28   $   27.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.10)    (0.20)    (0.23)     (0.10)        (0.22)      (0.26)
Net realized and unrealized gains
  (losses) on investments                                   (0.19)     0.13      0.07      (3.30)       (13.24)      (5.88)
                                                    -------------   -------   -------   --------     ---------   ---------

Total from investment operations                            (0.29)    (0.07)    (0.16)     (3.40)       (13.46)      (6.14)
                                                    -------------   -------   -------   --------     ---------   ---------

DISTRIBUTIONS:
Net realized gains                                             --        --        --         --            --       (0.64)
                                                    -------------   -------   -------   --------     ---------   ---------

Net Asset Value, End of Period                      $        2.90   $  3.19   $  3.26   $   3.42     $    6.82   $   20.28
                                                    =============   =======   =======   ========     =========   =========

Total Return(1)                                             (8.81)%   (2.45)%   (4.68)%   (49.85)%      (66.37)%    (23.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                    $       2,080   $ 2,973   $ 4,685   $ 19,530     $  50,231   $ 208,180
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)(3)                    7.84%     5.76%     3.44%      2.00%(4)      1.95%       1.65%(4)
  Before waivers and reimbursements(2)                       7.84%     5.76%     4.34%      3.01%(4)      2.23%       1.65%(4)
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements(2)(3)                   (5.88)%   (5.13)%   (3.19)%    (1.79)%       (1.75)%     (1.18)%
  Before waivers and reimbursements(2)                      (5.88)%   (5.13)%   (4.09)%    (2.80)%       (2.03)%     (1.18)%
Portfolio turnover rate(1)                                      0%        0%      253%       502%          168%        238%

(1)  Not anualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) For the year ended December 31, 2004 and six month period ended June 30, 2005, no expenses were waived or reimbursed.

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 2.01% and 3.02%; and 1.66% and 1.66% for the years ended December 31, 2002 and December 31, 2000, respectively.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

For a Fund Share Outstanding Throughout the Period

                                                                           TECHNOLOGY FUND
                                                  SIX MONTHS      YEAR      YEAR       YEAR        YEAR        YEAR
                                                    ENDED        ENDED     ENDED     ENDED        ENDED       ENDED
                                                JUNE 30, 2005   DEC. 31,  DEC. 31,  DEC. 31,     DEC. 31,    DEC. 31,
                                                 (UNAUDITED)      2004      2003      2002         2001        2000
Net Asset Value, Beginning of Period            $        4.93   $  5.07   $  5.45   $  15.94    $   41.87   $   58.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                     (0.17)    (0.35)    (0.40)     (0.20)       (0.39)      (0.89)
Net realized and unrealized gains
  (losses) on investments                               (0.52)     0.21      0.02     (10.29)      (25.54)     (15.50)
                                                -------------   -------   -------   --------    ---------   ---------

Total from investment operations                        (0.69)    (0.14)    (0.38)    (10.49)      (25.93)     (16.39)
                                                -------------   -------   -------   --------    ---------   ---------

DISTRIBUTIONS:
Net realized gains                                         --        --        --         --           --       (0.03)
                                                -------------   -------   -------   --------    ---------   ---------

Net Asset Value, End of Period                  $        4.24   $  4.93   $  5.07   $   5.45    $   15.94   $   41.87
                                                =============   =======   =======   ========    =========   =========

Total Return(1)                                        (14.00)%   (2.76)%   (6.97)%   (65.81)%     (61.93)%    (28.13)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                $       2,902   $ 4,099   $ 7,670   $ 35,979    $ 134,720   $ 413,793
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)(3)                8.37%     5.93%     3.42%      2.00%        1.95%       1.88%(4)
  Before waivers and reimbursements(2)                   8.37%     5.93%     4.35%      3.05%        2.35%       1.88%(4)
Ratio of net investment loss to average
  net assets:
  Net of waivers and reimbursements(2)(3)               (6.52)%   (5.34)%   (3.19)%    (1.96)%      (1.78)%     (1.56)%
  Before waivers and reimbursements(2)                  (6.52)%   (5.34)%   (4.12)%    (3.01)%      (2.18)%     (1.56)%
Portfolio turnover rate(1)                                  0%        0%      147%       260%         128%        211%

(1)  Not anualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) For the year ended December 31, 2004 and six month period ended June 30, 2005, no expenses were waived or reimbursed.

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.88% and 1.88% for the year ended December 31, 2000.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (UNAUDITED)

1.   ORGANIZATION

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Post-Venture Fund, Mid-Cap Growth Fund and Technology Fund (collectively the "Funds" or the "Liquidating Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

     The Board of Directors of Van Wagoner Funds, Inc. approved a plan to liquidate each of the Funds effective March 1, 2003. Accordingly, each of the Funds has been liquidating its investments in an orderly fashion and investing the proceeds in high quality short-term money market instruments. The Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest but do not appreciate in value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (GAAP). The Funds changed their basis of accounting under U.S. generally accepted accounting principles from a going concern basis to a liquidation basis as of March 1, 2003. The effect of liquidation accounting had no material affect on the financial statement of the Funds as assets and liabilities were already stated at fair value. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     (a) INVESTMENT VALUATION - Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Company's Board of Directors. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Company's Board of Directors, evidence of a change in value is readily ascertainable. Among the factors the Company's Board of Directors may consider as evidence of a change of value are fundamental analytical data such as earnings or sales, subsequent financings or stock issuances, and offers to merge or other acquisition offers. Fair values so determined may not reflect the prices at which those securities could have been sold.

     (b) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

     (c) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

     (d) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   FEDERAL INCOME TAXES

     Each Fund intends to comply with the requirements Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     For federal income tax purposes, the Funds had capital loss carryovers at December 31, 2004 as shown below. It is unlikely the Funds will realize the benefits of these capital loss carryforwards before they expire. Fund liquidation will result in a loss of this benefit.

   DATE OF                          MID-CAP
   EXPIRATION    POST-VENTURE       GROWTH         TECHNOLOGY
   ------------------------------------------------------------
   2008         $  102,956,968   $  24,471,573   $  48,047,032

   2009            208,568,549     119,593,823     188,389,347

   2010            167,738,630      56,452,576     132,184,745

   2011             49,142,144       7,417,678      37,716,740

   2012              9,057,950       3,856,091       7,074,062
                --------------   -------------   -------------
                $  537,464,241   $ 211,791,741   $ 413,411,926
                ==============   =============   =============

     The cost of securities on a federal tax basis at June 30, 2005, for the Post-Venture, Mid-Cap Growth and Technology Funds was $3,136,200, $2,095,746 and $2,924,898, respectively.

4.   INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

     Effective April 30, 2003, Van Wagoner Capital Management, Inc. (the "Adviser") terminated its investment advisory agreements with the Liquidating Funds. The Adviser also terminated the agreement to limit total expenses (excluding interest, dividends on short sales, taxes, brokerage and extraordinary expenses) to the annual rate of 2.00% of each Liquidating Fund's average net assets. Since that date, the officers and Board of Directors of Van Wagoner Funds, Inc. have overseen the continued orderly liquidation of the Funds without compensation.

     An officer of the Funds is also an officer of the Adviser. The Funds do not compensate their officers who are officers of the Adviser. For the six months ended June 30, 2005, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' Chief Compliance Officer. Certain officers and employees of the Adviser have interests in related partnerships that have investments in private equity securities, which were also held by the Funds during the six months ended June 30, 2005.

     PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

5.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

     Although the Liquidating Funds are no longer selling their shares, they are contractually obligated to make payments to persons that provide personal services to investors or who maintain shareholder accounts.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2005, were as follows:

     FUND                      PURCHASES         SALES
     ----------------------------------------------------
     POST-VENTURE              $      --      $    48,828

     MID-CAP GROWTH                   --           16,255

     TECHNOLOGY                       --           42,583

7.   CONTINGENCIES

     (a) LEGAL MATTERS - In 2001, the Company, the Adviser, and others (including past and present directors) were named as defendants in several purported class action lawsuits alleging, among other things, violations of federal securities laws. The lawsuits were consolidated into a single action and a consolidated amended complaint was filed in July 2003. In September 2003, the defendants filed a motion to dismiss the consolidated amended complaint, which motion was granted by the Court in July 2004 with leave for plaintiffs to file an amended complaint. After the Court's order and before the plaintiffs filed an amended complaint, in or about September 2004, the Company, the Adviser and certain other defendants, without admitting any liability, entered into a settlement with the alleged class whereby the Funds and the Adviser are to make certain corporate governance changes and the Adviser is to pay the plaintiff's attorneys certain fees and costs of class notice in exchange for dismissal of the class action lawsuit and complete release of liability. After the settlement was reached, the plaintiffs filed a further amended complaint against all defendants. All parties involved in the settlement agreed not to respond to the further amended complaint until after the Court considered the settlement. On June 27, 2005, the Court issued an Order approving the settlement and entered Final Judgment dismissing the case. On the same day the Court also granted the plaintiffs' motion for attorneys' fees in the amount of $340,000. The settlement became final on July 27, 2005. The company believes that the outcome of the legal actions, including the settlement, will not have a material adverse effect on the results of operations or net asset values of the Funds.

     (b) INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. For the six months ended June 30, 2005, the Post-Venture Fund, Mid-Cap Growth Fund and Technology Fund paid $115, $72 and $108, respectively. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

VAN WAGONER FUNDS ADDITIONAL INFORMATION FOR SHAREHOLDERS

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

     At a Special Meeting of Shareholders of the Company held on May 3, 2005, the following individuals were elected to serve on the Board of Directors by the shareholders of all Funds of the Company voting together in the aggregate:

   NAME OF DIRECTOR           NUMBER OF VOTES FOR       NUMBER OF VOTES WITHHELD
   --------------------------------------------------------------------------------
   Larry P. Arnold                12,814,065                     561,158

   Kurt B. Grutzmacher            12,814,165                     561,058

   Dr. Michael Hruskocy           12,801,500                     573,722

   Sven A. Wehrwein               12,809,380                     565,843

PROXY VOTING POLICY AND VOTING RECORD

     Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

     In addition, each Fund's complete proxy voting record for the 12 months ended June 30, 2005 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

[VAN WAGONER FUNDS LOGO]

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

vanwagoner.com

1-800-228-2121


                            ADDRESS SERVICE REQUESTED


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                                 WITH LESS PAPER

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                                                                    VW410C  0605

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Van Wagoner Funds, Inc
            --------------------------------------------------------


By (Signature and Title)*           /s/ Elyce D. Dilworth
                         -------------------------------------------
                              Elyce D. Dilworth, Chief Executive Officer & Chief Financial Officer
                              (principal executive officer)

Date                    August 19, 2005
    ----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Elyce D. Dilworth
                         -------------------------------------------
                              Elyce D. Dilworth, Chief Executive Officer & Chief Financial Officer
                              (principal executive officer & principal financial officer)

Date                    August 19, 2005
    ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.